Statement of Cash Flows - USD ($)	10 Months Ended
Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (39,269,179)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(219,337)
Change in fair value of derivative public warrant liabilities	25,725,000
Change in fair value of private placement warrant liability	12,584,590
Expenses allocated to operations from offering costs related to derivative warrant liability	551,352
Changes in operating assets and liabilities:
Prepaid expenses	(113,562)
Security deposit	(329)
Accounts payable and accrued expenses	239,532
Income taxes payable	11,509
Net cash used in operating activities	(490,424)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(350,000,000)
Net cash used in investing activities	(350,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	343,900,000
Proceeds from sale of Private Placement Warrants	8,100,000
Proceeds from promissory note – related party	32,378
Repayment of promissory note – related party	(186,165)
Payment of offering costs	(405,252)
Net cash provided by financing activities	351,440,961
Net Change in Cash	950,537
Cash – Beginning of period
Cash – End of period	950,537
Non-Cash financing activities:
Initial classification of Class A common stock subject to possible redemption	304,405,300
Change in value of Class A common stock subject to possible redemption	(37,649,070)
Deferred underwriting fee payable	13,150,000
Offering costs paid directly by Sponsor in consideration for the issuance of Class B common stock	25,000
Offering costs paid through promissory note – related party	153,787
Initial value of derivative warrant liabilities in connection with initial public offering and private placement	$ 28,883,589